Note 7 - Risk Management - Impairment Losses Reconciliations I (Details)	12 Months Ended
Dec. 31, 2018 EUR (€)
Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Total Member
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	€ (940,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	544,000,000
Transfers To Stage 3	(1,226,000,000)
Transfers from Stage 3 to Stage 1 or 2	132,000,000
Changes without transfers between stages	(3,730,000,000)
New financial assets originated	(1,692,000,000)
Purchased	0
Disposals	115,000,000
Repayments	2,623,000,000
Writte-offs	4,461,000,000
Changes in model	0
Foreign Exchange	239,000,000
Derecognition	138,000,000
Decrease through other that do not result in derecognition	(366,000,000)
Other impairment losses	1,399,000,000
Closing Balance (under IFRS 9)	€ (13,960,000,000)
Of Which Loans And Advances	-12217000
Of Which Debt Securities	-46000000
Stage 1 [Member] | Loss Allowances [Member] | Not credit impaired
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	€ 208,000,000
Transfers from Stage 2 to Stage 1 (not credit impaired)	(125,000,000)
Transfers To Stage 3	55,000,000
Transfers from Stage 3 to Stage 1 or 2	(7,000,000)
Changes without transfers between stages	358,000,000
New financial assets originated	(1,072,000,000)
Purchased	0
Disposals	2,000,000
Repayments	641,000,000
Writte-offs	13,000,000
Changes in model	0
Foreign Exchange	(84,000,000)
Derecognition	5,000,000
Decrease through other that do not result in derecognition	3,000,000
Other impairment losses	135,000,000
Stage 1 [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	208,000,000
Transfers from Stage 2 to Stage 1 (not credit impaired)	(125,000,000)
Transfers To Stage 3	55,000,000
Transfers from Stage 3 to Stage 1 or 2	(7,000,000)
Changes without transfers between stages	358,000,000
New financial assets originated	(1,072,000,000)
Purchased	0
Disposals	2,000,000
Repayments	641,000,000
Writte-offs	13,000,000
Changes in model	0
Foreign Exchange	(84,000,000)
Derecognition	5,000,000
Decrease through other that do not result in derecognition	3,000,000
Other impairment losses	135,000,000
Closing Balance (under IFRS 9)	(2,237,000,000)
Stage 2 [Member] | Loss Alowances collectively Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(930,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	619,000,000
Transfers To Stage 3	282,000,000
Transfers from Stage 3 to Stage 1 or 2	(126,000,000)
Changes without transfers between stages	(53,000,000)
New financial assets originated	(375,000,000)
Purchased	0
Disposals	3,000,000
Repayments	432,000,000
Writte-offs	14,000,000
Changes in model	0
Foreign Exchange	72,000,000
Derecognition	10,000,000
Decrease through other that do not result in derecognition	(8,000,000)
Other impairment losses	133,000,000
Closing Balance (under IFRS 9)	(1,827,000,000)
Stage 2 [Member] | Loss Alowances Individually Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(218,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	50,000,000
Transfers To Stage 3	564,000,000
Transfers from Stage 3 to Stage 1 or 2	(68,000,000)
Changes without transfers between stages	(260,000,000)
New financial assets originated	(244,000,000)
Purchased	0
Disposals	0
Repayments	118,000,000
Writte-offs	2,000,000
Changes in model	0
Foreign Exchange	(93,000,000)
Derecognition	25,000,000
Decrease through other that do not result in derecognition	1,000,000
Other impairment losses	20,000,000
Closing Balance (under IFRS 9)	(525,000,000)
Stage 3 Credit-Impaired [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Credit impaired
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	(2,127,000,000)
Transfers from Stage 3 to Stage 1 or 2	333,000,000
Changes without transfers between stages	(3,775,000,000)
New financial assets originated	0
Purchased	0
Disposals	110,000,000
Repayments	1,432,000,000
Writte-offs	4,433,000,000
Changes in model	0
Foreign Exchange	343,000,000
Derecognition	98,000,000
Decrease through other that do not result in derecognition	(362,000,000)
Other impairment losses	1,111,000,000
Closing Balance (under IFRS 9)	€ (9,371,000,000)